Taxation - Deferred tax assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Net operating loss carry-forwards	¥ 6,831,387	¥ 6,005,461	¥ 3,777,696
Accrued and prepaid expenses	534,693	420,714	255,240
Deferred Revenue	251,778	105,840	83,877
Tax credit carry-forwards	233,326	213,773	117,801
Property, plant and equipment, net	64,191	10,584	17,467
Unrealized financing cost	40,800	29,200	41,939
Intangible assets	36,702	36,362	15,687
Allowance against receivables	9,027	27,196
Deferred rent	9,791	19,035	36,729
Share-based compensation	6,857	7,688	8,962
Write-downs of inventory	1,162	2,607
Advertising expenses in excess of deduction limit	507	353	14,234
Unrealized foreign exchange loss	(971)	55	55
Others	269	162
Total deferred tax assets	8,019,519	6,879,030	4,369,687
Less: Valuation allowance	¥ (8,019,519)	¥ (6,879,030)	¥ (4,369,687)	¥ (1,878,643)